Share capital and share premium (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Apr. 30, 2019 USD ($)	Dec. 31, 2022 USD ($) vote shares	Dec. 31, 2021 USD ($) vote shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 € / shares	Dec. 31, 2021 € / shares	Dec. 31, 2020 € / shares
Disclosure of classes of share capital [line items]
Par value per share (in euros per share) | € / shares							€ 1	€ 1	€ 1
Share capital		$ 219,843		$ 235,659	$ 234,154	$ 219,843
Share premium		1,478,230		1,736,469	1,736,469	1,478,230
Total share capital and share premium		$ 1,698,073		1,972,128	1,970,623	1,698,073
Proceeds from issue of equity				$ 0	$ 348,646	$ 243,202
Equity Offering
Disclosure of classes of share capital [line items]
Proceeds from issue of equity	$ 341,000
Ordinary Shares
Disclosure of classes of share capital [line items]
Number of ordinary shares issued (in shares) | shares		179,259,246		201,232,560	199,754,122	179,259,246
Number of shares authorised (in shares) | shares		179,259,246		201,232,560	199,754,122	179,259,246
Par value per share (in euros per share) | € / shares							€ 1.00	€ 1.00	€ 1
Share capital		$ 219,843		$ 235,659	$ 234,154	$ 219,843
Share premium		1,478,230		1,736,469	1,736,469	1,478,230
Total share capital and share premium		1,698,073		$ 1,972,128	$ 1,970,623	$ 1,698,073
Number of votes per share | vote				1	1
Ordinary Shares | Settlement of Equity Programs
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares				1,478,438	2,568,954	6,502,784
Shares issued, transaction costs				$ 91	$ 179	$ 631
Ordinary Shares | Equity Offering
Disclosure of classes of share capital [line items]
Shares issued during the period (in shares) | shares	17,925,922					15,939,968
Shares issued, transaction costs	$ 7,638					$ 12,383
Proceeds from issue of equity	$ 341,000	$ 231,000	$ 280,000			$ 231,000